Investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 29,455	$ 29,856	$ 10,650
Debt securities, available for sale, at fair value	30,571	29,569	10,667
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,741	8,744	9,052
Debt Securities, Available-for-sale, Unrealized Gain	272		5
Debt Securities, Available-for-sale, Unrealized Loss		(521)	(103)
Debt securities, available for sale, at fair value	9,013	8,223	8,954
Domestic Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	16,479	16,476
Debt Securities, Available-for-sale, Unrealized Gain	732	188
Debt Securities, Available-for-sale, Unrealized Loss		(9)
Debt securities, available for sale, at fair value	17,211	16,655
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	237	639	1,598
Debt Securities, Available-for-sale, Unrealized Gain	15	14	115
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	252	653	1,713
Foreign Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,998	3,997
Debt Securities, Available-for-sale, Unrealized Gain	97	44
Debt Securities, Available-for-sale, Unrealized Loss		(3)
Debt securities, available for sale, at fair value	4,095	4,038
Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	29,455	29,856	10,650
Debt Securities, Available-for-sale, Unrealized Gain	1,116	246	120
Debt Securities, Available-for-sale, Unrealized Loss		(533)	(103)
Debt securities, available for sale, at fair value	$ 30,571	$ 29,569	$ 10,667